CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Notes and accounts receivable - trade, allowances	$ 114	$ 192
Short-term financing receivables - held for investment, allowances	109	129
Other accounts receivable, allowances	31	109
Long-term financing receivables, allowances	$ 19	$ 27
Common stock, Par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, Shares issued (in shares)	2,279,164,313	2,266,911,160
Treasury stock, Shares (in shares)	1,352,874,243	1,351,897,514